Offerings - Offering: 1	Jan. 30, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 78,933,619.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,900.73
Offering Note

(1)	Calculated as the aggregate maximum purchase price based upon the net asset value per share as of December 31, 2025 of $23.95 and the offer to purchase up to 3,295,767 shares.
(2)
Calculated at $138.10 per $1,000,000 of the Transaction Value in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026.